Taxes (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Taxes
Cumulative net operating loss	$ 6,900,000		$ 24,600,000
Enterprise Income Tax	25.00%
Valuation allowance	$ 2,100,000		$ 7,100,000
Preferential tax rate	15.00%
Recovery in valuation allowance	$ (6,000,000.0)	$ (200,000)
Revenue of from selling activated carbon exempt from income tax (as a percent)	10.00%
Income tax paid as assessed by Tax Authority	$ 135,000